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                       THE U.S. BANCORP INVESTMENTS INC.
                       PRINCIPAL-PLUS  VARIABLE ANNUITY

                                   Issued by

                      Transamerica Life Insurance Company

                        Supplement Dated March 1, 2001
                                    to the
                      Prospectus dated December 22, 2000




Effective March 1, 2001, PFL Life Insurance Company changed its name to Transamerica Life Insurance Company, subject to obtaining the necessary approvals. Therefore, all references to PFL Life Insurance Company in your prospectus and the Statement of Additional Information should be read accordingly.



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Please Note:

       Aside from a new name, your policy remains unaffected.
       All of the terms, conditions, rights and benefits remain
       unchanged.
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                This Prospectus Supplement must be accompanied
                             by the Prospectus for
                       The U.S. Bancorp Investments Inc.
            Principal-Plus Variable Annuity dated December 22, 2000